Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [Abstract]
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

Property and equipment and the changes in property, equipment and accumulated depreciation for the years ended December 31, 2021 and 2020 are provided as follows:

	Laboratory equipment	Office equipment	Total
Cost
Balance at January 1, 2020	$53,926	$10,022	$63,948
Additions	7,949	1,736	9,685
Effects of currency translation	5,637	1,067	6,704
Balance at December 31, 2020	$67,512	$12,825	$80,337
Additions	16,706	-	16,706
Disposal	-	(209)	(209)
Effects of currency translation	(5,527)	(919)	(6,446)
Balance at December 31, 2021	$78,691	$11,697	$90,388

Accumulated depreciation
Balance at January 1, 2020	$35,612	$5,521	$41,133
Depreciation	3,818	852	4,670
Effects of currency translation	3,616	581	4,197
Balance at December 31, 2020	$43,046	$6,954	$50,000
Depreciation	5,049	1,318	6,367
Effects of currency translation	(3,308)	(555)	(3,863)
Balance at December 31, 2021	$44,787	$7,717	$52,504

As of December 31, 2021 and 2020, management assessed that there were no events or changes in circumstances that would require impairment testing